Amy Ward Pershkow
Mayer Brown LLP
1999 K Street NW
Washington DC, 20002
202-263-3336
apershkow@mayerbrown.com
December 6, 2013
VIA EDGAR
Ms. Deborah O’Neal-Johnson
Senior Counsel
U.S. Securities and Exchange Commission (“SEC”)
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Vantagepoint Funds File Nos. 811-08941 and 333-60789 Post-Effective Amendment #47 to the Registration Statement of The Vantagepoint Funds (the “Fund”)
Dear Ms. O’Neal-Johnson:
On behalf of the Fund, and in accordance with Investment Company Act Release No. 13768, we are requesting selective review of the above referenced amendment to the Fund’s registration statement (the “Amendment”). This Amendment is being filed for the purpose of incorporating certain changes to the principal investment strategies of the Equity Income Fund and Diversifying Strategies Fund as well as incorporating certain changes to the convertible securities risk disclosure within the principal investment risks of the Model Portfolio Conservative Growth Fund, Model Portfolio Traditional Growth Fund, Model Portfolio Long-Term Growth Fund, Milestone Retirement Income Fund, Milestone 2010 Fund, Milestone 2015 Fund, Milestone 2020 Fund, Milestone 2025 Fund, and Milestone 2030 Fund. These changes will be effective 60 days after filing this Amendment.
Except for these changes, the disclosure in the Amendment is substantially similar to the disclosure found in the Fund’s post-effective amendment #44 pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”) filed on March 1, 2013 and the Fund’s subsequent post-effective amendment #45 pursuant to Rule 485(b) under the 1933 Act filed on April 30, 2013.
Prior to the effective date of the Amendment, the Fund intends to file a subsequent post-effective amendment pursuant to Rule 485(b) under the 1933 Act for the purpose of responding to any comments conveyed by the staff of the SEC on the Amendment and for making certain non-material updates to the registration statement.
If you have any questions and/or comments, please do not hesitate to contact me at the number listed above.
Sincerely,
/s/ Amy Ward Pershkow
Amy Ward Pershkow
cc:     Angela C. Montez – Secretary